UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21332
                                                     ------------
                           RMK High Income Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Registrant's telephone number, including area code: (901) 524-4100
                                 ---------------

                              Allen B. Morgan, Jr.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
            -------------------------------------------------------
                     (Name and address of agent for service)

                                 with copies to

                              Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800

                     Date of fiscal year end: March 31, 2004
                  Date of reporting period: September 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1):

--------------------------------------------------------------------------------

                              To Our Shareholders

Dear Fellow Shareholders:

We are pleased to announce that on September 30, 2003 RMK High Income Fund, Inc.
(RMH) completed its first full quarter of operations. Since the launch of the fund, it successfully achieved full investment well within the 90-day benchmark set during the underwriting process. More importantly to shareholders, the performance of both the market price and net asset value ("NAV") of the fund has been quite solid; the fund has traded at an average premium of 5.3% since inception and the NAV has appreciated 1.33%. The fund's total return for the period came in at 0.63% versus 2.11% for the Lehman Brothers Ba Index. This underperformance resulted from the fund's transition from the predominately cash position at the start of the first quarter to full investment by quarter-end. The strong share-price performance, however, allowed for the exercise of the full over-allotment option, which should further enhance the liquidity of the fund.

The fund's launch came during an exceptionally strong high-yield bond market. For the past quarter, the Lehman Brothers U.S. Corporate High Yield Index posted a 2.77% total return--a good result, but not an exceptional one. On a rolling 12-month basis, however, the period ended September 30 was the best corporate high-yield performance since March 31, 1992 (29.98% vs. 30.06% respectively, according to the Lehman Brothers U.S. Corporate High Yield Index). The majority of this came from price appreciation of 19.03%. In contrast, the structured finance markets experienced relative stability over the same time period. In fact, the Lehman Brothers CMBS High Yield Index measured an average price decline of 4.13% despite the fact that, in general, these sectors offered better yields than high-yield corporates.

Consequently, the environment proved to be both a challenging and an advantageous one in which to invest. The low interest rate environment limited the number of attractive securities available to investors; at the same time, many speculative credits were able to refinance debt with lower coupons, improving their credit profile. In the end, the fund's strategy of investing in multiple asset categories paid off. We were able to rapidly deploy cash, achieve a weighted-average net yield above the 10.25% target, and maintain a weighted-average "BB" rating without employing any leverage. In August, the fund declared a monthly dividend rate of $0.12 per share through November 2003, producing an annualized yield of 9.51%. We are quite pleased with this payout rate, given that the fund was not fully invested during much of the third quarter.

Looking ahead, we believe shareholders will be pleased with the opportunities this fund presents, even at its current premium. Despite the upward trend in the high-yield corporate market and exceedingly low rates, the fund's diversification and relatively small size should allow it to take advantage of both pockets of value in the corporate market and the relative value still available in the structured finance sectors. In addition, we believe that low borrowing rates could potentially enhance the dividend payout once the fund employs leverage.

We are extremely pleased with the performance of the fund. Thank you for investing with us and for helping to make this endeavor a success.

            /s/ Carter Anthony            /s/ James C. Kelsoe, Jr.
            Carter E. Anthony, CFA        James C. Kelsoe, Jr., CFA
            President                     Portfolio Manager

            Morgan Asset Management, Inc. RMK High Income Fund, Inc.

November 26, 2003

               Portfolio Performance as of 9/30/03 *
               --------------------------------------------------------
                                           Market Value Net Asset Value
                                           ----------------------------
             Since Inception (6/27/03)          1.83%         2.17%

                  Ratings Distribution as of 9/30/03 **
                  -------------------------------------------
                         AAA                     4.6%
                         AA                      2.0%
                         A                       3.5%
                         BBB                    15.8%
                         BB                     33.6%
                         B                      28.8%
                         CCC or below            8.7%
                         Non-rated               3.0%

* Past performance is not indicative of future results. Investment return and market value will fluctuate so that shares, when sold, may be worth more or less than their original cost.

** Current holdings may not reflect holdings as of the date of this report.

--------------------------------------------------------------------------------

                             Investments (Unaudited)

--------------------------------------------------------------------------------
                               September 30, 2003

RMK High Income Fund, Inc.     Schedule of Investments


Principal
 Amount/                                                               S&P Rating                Market
 Shares       Description                                                 (Unaudited)    Cost      Value (b)
Asset Backed Securities - Investment Grade - 21.4%

                                                       2

              Collateralized Bond Obligation - 3.1%
 3,440,000    E-Trade 2003-1A PSC, Zero Coupon Bond 8/7/33 (a)          BBB-       $ 3,440,000 $ 3,440,000
 5,000,000    Silver Leaf IA D1FX, 11.54% 5/15/13 (a)                   BBB          4,999,771   4,999,750
                                                                                   ----------- -----------
                                                                                   $ 8,439,771 $ 8,439,750
              Commerical Loans - 4.9%
 3,000,000    Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a)          A+           2,647,128   2,842,860
              Atherton Franchisee 1999-A AX, 1.254% 3/15/19
              interest-only strips (a)                                  A+           1,145,300   1,147,231
 7,500,000    Commercial Mortgage 2001-J1A F, 6.958% 2/14/34 (a)        BBB          6,440,135   6,642,952
 4,000,000    Commercial Mortgage 2001-J2A F, 7.031% 7/16/34 (a)        BBB-         3,043,006   3,019,840
                                                                                   ----------- -----------
                                                                                   $13,275,569 $13,652,883
              Credit Cards - 2.1%
 7,000,000    Metris Master 2001-2 B, 2.20% 11/20/09                    BBB          5,795,187   5,938,506
              Franchise Loans - 1.5%
              CNL Funding 1998-1, 1.935% 9/18/12 interest-only
              strips (a)                                                AAA          3,977,582   4,019,188
              Home Equity Loans (Non-High Loan-To-Value) - 3.3%
 2,000,000    Ameriquest 2003-8 M6A, Zero Coupon Bond 10/25/33          BBB-         1,672,817   1,657,142
 4,000,000    Long Beach Holdings 2002-5 M4B, 6.00% 11/25/32            BBB-         3,409,712   3,363,040
 4,750,000    Long Beach Holdings 2003-4 M6, 5.11% 8/25/33              BBB-         4,014,884   3,938,667
                                                                                   ----------- -----------
                                                                                   $ 9,097,413 $ 8,958,849
              Manufactured Housing Loans- 0.2%
 1,000,000    Conseco Finance 2001-1 M1, 7.535% 7/1/32                  BBB+           682,390     665,520
              Small Business Loans - 6.3%
 2,000,000    ACLC Business Trust 1998-2 A3, 6.686% 4/15/20 (a)         AAA          1,831,830   1,840,000
 1,000,000    FMAC Loan Trust 1997-A B, 7.66% 4/15/19 (a)               A              694,839     683,770
 3,776,218    FMAC Loan Trust 1997-C A, 6.75% 12/15/19 (a)              BBB          3,483,907   3,474,120
 6,000,000    FMAC Loan Trust 1998-CA A2, 6.66% 1/15/12 (a)             A            4,132,839   4,126,920
              FMAC Loan Trust 1998-CA AX, 1.796% 9/15/18
              interst-only strips (a)                                   AA           4,369,777   4,892,837
27,447,956    United Capital 2003-A NOTE, 2.30% 11/8/27 (a)             AAA          2,248,568   2,403,069
                                                                                   ----------- -----------
                                                                                   $16,761,760 $17,420,716
----------------------------------------------------------------------------------------------------------
Total Asset Backed Securities - Investment Grade                                   $58,029,672 $59,095,412
----------------------------------------------------------------------------------------------------------

                                                3

Asset Backed Securities - Non-Investment Grade - 42.3%
              Auto Loans - 0.9%
 2,865,000    Union Acceptance 2001-A C, 10.00% 4/8/09 (a)              Non-rated    2,423,886   2,423,675
              Commercial Loans - 20.1%
 9,082,312    Asset Securitization 1997-D4 B2, 7.525% 4/14/29           BB-          7,127,006   7,083,568
 7,000,000    CS First Boston Mortgage 1997 C-1 F, 7.50% 6/20/29 (a)    B+           4,941,423   5,031,320
 3,000,000    Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)          B            2,495,835   2,666,700
 9,000,000    Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)          B            4,740,695   4,837,590
 2,341,929    Enterprise Mortgage 2000-1 A1, 7.92% 1/15/27 (a)          B            1,420,336   1,525,087
11,800,000    Enterprise Mortgage 2000-1 A2, 8.21% 1/15/27 (a)          B            6,231,964   6,446,576
 2,568,000    First Union NB-Bank of America Mortgage 2001-C1 K,
              6.00% 3/15/33 (a)                                         BB+          2,121,175   2,180,923

----------------------------------------------------------------------------------------------------------

                                          Investments (Unaudited)

-------------------------------------------------------------------------------------------------------------
                                           September 30, 2003

RMK High Income Fund, Inc.     Schedule of Investments

Principal
 Amount/                                                               S&P Rating                 Market
 Shares       Description                                              (Unaudited)     Cost      Value (b)

 7,000,000    First Union-Lehman Brothers Mortgage 1997-C2 G,
              7.50% 11/18/29                                            BB         $  5,676,629 $  5,863,760
20,271,000    GMAC Commercial Mortgage 1997-C2 F, 6.75% 4/15/29         B            13,359,059   13,223,584
 8,000,000    GS Mortgage 1998-GLII F, 7.19% 4/13/31 (a)                BB            6,571,647    6,376,720
                                                                                   ------------ ------------
                                                                                   $ 54,685,769 $ 55,235,828
              Credit Cards - 5.7%
 6,538,488    First Consumers 2001-A, 1.43% 9/15/08                     BB            5,984,875    6,290,444

                                                       4

 5,000,000    Metris Master 2000-1 C, 2.504% 8/20/08 (a)                B+            3,905,200    3,850,000
 2,000,000    Metris Master 2000-3 C, 2.484% 9/21/09 (a)                B+            1,441,007    1,420,000
 5,000,000    Metris Master 2001-3 C, 2.804% 7/21/08 (a)                B+            4,185,281    4,200,000
                                                                                   ------------ ------------
                                                                                   $ 15,516,363 $ 15,760,444
              Equipment Leases - 2.0%
 5,000,000    Pegasus Aviation Lease 2000-1 A2, 8.37% 3/25/30 (a)       BB-           2,841,071    2,900,000
 5,448,199    Pegasus Aviation Lease 2001-1A B2, 7.27% 5/10/31 (a)      BB+           2,581,973    2,724,100
                                                                                   ------------ ------------
                                                                                   $  5,423,044 $  5,624,100
              Home Equity Loans (Non-High Loan-To-Value) - 6.5%
10,000,000    Conseco Finance 2000-D B2, 11.30% 4/15/26                 BB            8,610,968    8,600,000
 6,060,000    Conseco Finance 2001-A IB2, 10.30% 3/15/32                BB+           5,560,626    5,606,833
 5,000,000    Long Beach Holdings 2003-3 N2, 10.00% 7/25/33 (a)         BB            3,711,008    3,700,000
                                                                                   ------------ ------------
                                                                                   $ 17,882,602 $ 17,906,833
              Manufactured Housing Loans - 4.2%
 2,930,166    Bombardier Capital Mortgage 1999-A A3, 5.98% 1/15/18      BB            2,483,764    2,602,667
 5,000,000    Conseco Finance 2000-6 M1, 7.72% 9/1/32                   BB+           2,609,505    2,600,000
 1,661,527    Green Tree Financial 1994-1 B2, 7.85% 4/15/19             C               941,868      940,092
16,505,000    Madison Avenue Manufactured Housing 2002-A B2,
              4.285% 3/25/32                                            BB-           5,364,062    5,281,600
                                                                                   ------------ ------------
                                                                                   $ 11,399,199 $ 11,424,359
           Small Business Loans - 1.5%
 5,264,513 FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)                  B             3,859,488    4,068,258
           Special Purpose Entity - 1.4%
 2,000,000 MMCAPS Funding, 10.00% 5/1/33                                Non-rated     1,940,375    1,940,000
   735,981 Preferred Term Securities X, Zero Coupon Bond 7/3/33 (a)     Non-rated       725,298      724,941
 1,316,750 TPREF Funding III, 11.00% 1/15/33 (a)                        Non-rated     1,284,569    1,290,415
                                                                                   ------------ ------------
                                                                                   $  3,950,242 $  3,955,356
------------------------------------------------------------------------------------------------------------
Total Asset Backed Securities - Non-Investment Grade                               $115,140,593 $116,398,853

------------------------------------------------------------------------------------------------------------
Corporate Bonds - Investment Grade - 0.1%
           Finance - 0.1%
   220,000 Doral Financial, 7.84% Bond 10/10/06                         BBB-            210,403      210,100
------------------------------------------------------------------------------------------------------------
Total Corporate Bonds - Investment Grade                                           $    210,403 $    210,100
------------------------------------------------------------------------------------------------------------

Corporate Bonds - Non-Investment Grade - 24.6%
           Electronics - 1.9%
 1,000,000 Avalon Cable, Zero Coupon Bond Bond 12/1/08                  CCC-            998,673    1,025,000
 2,500,000 Interface, 9.50% Bond 11/15/05                               CCC+          2,284,029    2,287,500
 2,000,000 Knowles Electronics, 13.125% Bond 10/15/09                   CCC-          1,882,062    1,860,000
                                                                                   ------------ ------------
                                                                                   $  5,164,764 $  5,172,500
------------------------------------------------------------------------------------------------------------

                            Investments (Unaudited)

------------------------------------------------------------------------------------------
                                           September 30, 2003

RMK High Income Fund, Inc.     Schedule of Investments

Principal
 Amount/                                              S&P Rating                Market
 Shares   Description                                 (Unaudited)    Cost      Value (b)
          Energy - 3.2%
3,000,000 Calpine, 8.25% Bond 8/15/05                    CCC+     $ 2,875,143 $ 2,865,000
3,000,000 Calpine Canada, 8.50% Bond 5/1/08              CCC+       2,516,829   2,287,470
4,000,000 Edison Mission Energy, 10.00% Bond 8/15/08     BB-        3,852,669   3,640,000
                                                                  ----------- -----------
                                                                  $ 9,244,641 $ 8,792,470
          Finance - 2.5%
5,000,000 Cerro Negro Finance, 7.90% Bond 12/1/20 (a)    B+         4,080,823   3,900,000

                                       6

3,525,000 Petrozuata Finance, 8.22% Bond 4/1/17 (a)      B          3,035,725   3,031,500
                                                                  ----------- -----------
                                                                  $ 7,116,548 $ 6,931,500
          Food & Agriculture - 0.9%
3,000,000 Land O Lakes, 8.75% Bond 11/15/11              B-         2,512,094   2,520,000
          Insurance - 0.6%
2,000,000 PXRE Capital Trust I, 8.85% Bond 2/1/27        BB+        1,740,068   1,740,000
          Machinery - 0.5%
1,500,000 Cincinnati Milacron, 8.375% Bond 3/15/04       CCC+       1,235,230   1,222,500
          Manufacturing - 12.4%
2,913,138 Airbus, 8.027% Bond 10/1/19 (a)                BB-        2,058,775   2,251,244
3,000,000 Blount, 13.00% Bond 8/1/09                     CCC        2,605,657   2,670,000
3,000,000 Collins & Aikman, 10.75% Bond 12/31/11         B-         2,765,853   2,595,000
3,000,000 Crown Cork & Seal, 8.00% Bond 4/15/23          B          2,434,404   2,445,000
2,000,000 Goodyear Tire, 7.857% Bond 8/15/11             B+         1,488,544   1,680,000
4,000,000 International Wire, 11.75% Bond 6/1/05         CCC-       2,697,137   2,360,000
3,000,000 Lyondell Chemical, 9.875% Bond 5/1/07          BB-        2,971,370   2,857,500
3,000,000 Playtex, 9.375% Bond 6/1/11                    B-         2,981,583   2,880,000
3,500,000 Shaw Group, 10.75% Bond 3/15/10 (a)            BB-        3,263,465   3,150,000
2,000,000 Stanadyne Automotive, 10.25% Bond 12/15/07     B          1,739,720   1,850,000
2,500,000 Sweetheart Cup, 12.00% Bond 7/15/04            CCC-       2,439,252   2,437,500
1,000,000 Tembec Industries, 8.625% Bond 6/30/09         BB           938,465     985,000
5,000,000 USEC, 6.625% Bond 1/20/06                      BB-        4,717,500   4,675,000
1,500,000 US Can, 12.375% Bond 10/1/10                   CCC+       1,256,151   1,252,500
                                                                  ----------- -----------
                                                                  $34,357,876 $34,088,744
          Mining - 0.7%
2,000,000 Vale Overseas, 9.00% Bond 8/15/13 (a)          BB         1,968,016   1,967,720
          Recreational - 1.4%
4,000,000 Bally Total Fitness, 9.875% Bond 10/15/07      B-         3,761,805   3,840,000
          Telecommunications - 0.2%
2,000,000 WorldCom, Zero Coupon Bond 5/15/31             D            651,548     669,640
          Transportation - 0.3%
1,250,000 Ultrapetrol, 10.50% Bond 4/1/08                BB-          923,718     921,875
-----------------------------------------------------------------------------------------
Total Corporate Bonds - Non-Investment Grade                      $68,676,308 $67,866,949
-----------------------------------------------------------------------------------------

                                       7

                                                Investments (Unaudited)

-------------------------------------------------------------------------------------------------------------
                                                 September 30, 2003

RMK High Income Fund, Inc.     Schedule of Investments

  Principal
   Amount/                                                                S&P Rating                Market
   Shares     Description                                                 (Unaudited)    Cost      Value (b)
Mortgage Backed Securities - 2.4%
              Collateralized Mortgage Obligation - 2.4%
              Mellon Residential 2002-TBC2 X, 1.101% 8/15/32
              interest-only strips                                         AAA        $ 2,960,668 $ 3,111,368
              GNMA 2003-64 XA, 0.502% 8/16/43 interest-only strips         Non-rated    1,239,039   1,243,126
2,167,000     Structured Asset 2003-BC1 B2, 9.00% 5/25/32                  BBB-         2,113,195   2,137,746
-------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities                                                      $ 6,312,902 $ 6,492,240
-------------------------------------------------------------------------------------------------------------

Common Stocks - 5.2%
   27,400     Adolph Coors Company**                                                    1,320,759   1,473,024
   27,300     AMB Property Corporation                                                    759,449     841,113
   37,500     American Capital Strategies, Ltd.                                         1,002,582     932,250
   34,500     Anadarko Petroleum Corporation                                            1,494,458   1,440,720
   30,000  *  Andrx Corporation                                                           573,685     559,800
   48,000     Anthracite Capital, Inc.                                                    525,839     463,200
    2,000     Bank of America Corporation                                                 157,500     156,080
   13,000     Baxter International Inc.                                                   301,600     377,780
   17,000     Black & Decker Corporation                                                  706,147     689,350
  100,000  *  Cincinnati Bell                                                             551,699     509,000

                                                       8

   14,000     Harley-Davidson, Inc.                                                       637,620     674,800
   17,200     HCA Inc.                                                                    575,903     633,992
   58,000  *  King Pharmaceuticals, Inc.                                                  807,966     878,700
   24,000     Limited Brands, Inc.                                                        379,652     361,920
   25,300     Maytag Corporation                                                          638,496     631,741
   45,000     MCG Capital Corporation                                                     727,680     702,000
   36,000  *  Nextel Communications, Inc.**                                               641,744     709,560
   10,000     Nordic American Tanker Shipping Limited                                     142,020     138,000
   19,000     Safeway, Inc.                                                               384,368     435,860
   11,600  *  Stone Energy Corporation                                                    429,000     409,248
      100     The Stanley Works                                                             2,885       2,952
    5,000     Wells Fargo & Company                                                       256,500     257,500
   13,400     XL Capital Ltd                                                            1,074,846   1,037,696
-------------------------------------------------------------------------------------------------------------
Total Common Stocks                                                                   $14,092,398 $14,316,286
-------------------------------------------------------------------------------------------------------------
           *  Non-income producing
           ** A portion or all of the security is pledged as collateral for call options written

-------------------------------------------------------------------------------------------------------------

                                      Investments (Unaudited)

-------------------------------------------------------------------------------------------------------------
                                        September 30, 2003

RMK High Income Fund, Inc.     Schedule of Investments

Principal
 Amount/                                               S&P Rating                  Market
 Shares   Description                                  (Unaudited)     Cost       Value (b)
Preferred Stocks - 1.9%

 50,097   Cablevision Systems Corporation                          $  5,234,187   $  5,253,923
----------------------------------------------------------------------------------------------
Total Preferred Stocks                                             $  5,234,187   $  5,253,923
----------------------------------------------------------------------------------------------

Investment Companies - 0.1%
 10,000   Pioneer High Income Trust                                     150,619        152,900
---------------------------------------------------------------------------------------------
Total Investment Companies                                         $    150,619   $    152,900
----------------------------------------------------------------------------------------------

Eurodollar Time Deposits - 2.6%
   State Street Bank & Trust Company Eurodollar
   time deposits dated September 30, 2003, .50%,
   maturing at $ 7,185,100 on October 1, 2003.                     $  7,185,000   $  7,185,000
----------------------------------------------------------------------------------------------
Total Investments - 100.6%                                         $275,032,082   $276,971,663
----------------------------------------------------------------------------------------------
Other Assets and Liabilities, net - (0.6%)                                          (1,504,906)
----------------------------------------------------------------------------------------------
Net Assets                                                                        $275,466,757
----------------------------------------------------------------------------------------------

                              Call Options Written
                               September 30, 2003

Shares
Subject                                                      Market
to Call    Common Stocks/Expiration Date/Exercise Price     Value (b)
27,000      Adolph Coors Company/October/55.00               16,200
36,000      Nextel Communications, Inc./October/22.50         5,400
--------------------------------------------------------------------------------
Total Call Options Written (Premiums Received $32,436)  $21,600
--------------------------------------------------------------------------------

(a) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.

(b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

--------------------------------------------------------------------------------

Statement of Assets and Liabilities (Unaudited)

--------------------------------------------------------------------------------
                                                      September 30, 2003

RMK High Income Fund, Inc.


Assets
 Investments, in securities as detailed in the
   accompanying schedule at market                             $276,971,663
   (cost $275,032,082)
 Cash on deposit with custodian                                      12,375
 Dividends and interest receivable                                3,873,442
----------------------------------------------------------------------------
Total Assets                                                    280,857,480
----------------------------------------------------------------------------

Liabilities
 Call options written, at market (premiums
   received $32,436)                                                 21,600
 Accrued expenses                                                     2,531
 Due to affiliates                                                  179,911
 Payable for securities purchased                                 2,282,172
 Distributions payable                                            2,904,509
----------------------------------------------------------------------------
Total Liabilities                                                 5,390,723
----------------------------------------------------------------------------
Net Assets                                                      275,466,757
----------------------------------------------------------------------------

Net Assets Consist of
 Net unrealized appreciation of investments                       1,950,417
 Paid-in capital                                                271,753,566

 Undistributed net investment income                                195,842
 Accumulated net realized gain on investments                     1,566,932
----------------------------------------------------------------------------
Net Assets                                                     $275,466,757
----------------------------------------------------------------------------

Shares Outstanding and Net Asset Value Per Share
 Shares outstanding                                              19,012,226
 Net asset value per share                                     $      14.49
----------------------------------------------------------------------------
See accompanying Notes to Financial Statements.
----------------------------------------------------------------------------

 Statement of Operations (Unaudited)

--------------------------------------------------------------------------------
                                             For the Period From June 27, 2003
--------------------------------------------------------------------------------
                                             to September 30, 2003

RMK High Income Fund, Inc.

       Investment Income
        Interest                                        $5,975,366
        Dividends                                           81,152
       ------------------------------------------------------------
       Total Investment Income                           6,056,518
       ------------------------------------------------------------

       Expenses
        Management fee                                     431,237
        Accounting fee                                      99,516
        Legal fees                                          85,599
        Audit fees                                          15,000
        Transfer agent fees                                 15,624
        Custodian fees                                       2,945
        Registration fees                                   18,600
        Directors fees                                      12,000
        Other                                                2,800
       ------------------------------------------------ ----------
       Total Expenses                                      683,321
       ------------------------------------------------ ----------
       Net Investment Income                             5,373,197
       ------------------------------------------------ ----------

       Realized and Unrealized Gains on Investments
        Change in unrealized appreciation                1,950,417
        Net realized gain on securities                  1,566,932
       ------------------------------------------------ ----------
       Increase in Net Assets Resulting From Operations $8,890,546
       ------------------------------------------------ ----------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

 Statement of Changes in Net Assets (Unaudited)

--------------------------------------------------------------------------------
                                               For the Period From June 27, 2003
--------------------------------------------------------------------------------
                                               to September 30, 2003

RMK High Income Fund, Inc.

--------------------------------------------------------------------------------
Increase in Net Assets From Operations
 Net investment income                                             $  5,373,197
 Unrealized appreciation net                                          1,950,417
 Net realized gain from investment transactions                       1,566,932
------------------------------------------------------------------ ------------
Increase in Net Assets Resulting From Operations                      8,890,546
------------------------------------------------------------------ ------------

 Distributions to shareholders from net investment income            (5,177,355)
------------------------------------------------------------------ ------------
Total Distribution to Shareholders                                   (5,177,355)
------------------------------------------------------------------ ------------

Capital Share Transactions
 Proceeds from shares sold                                          270,709,982
 Proceeds from sales of shares as a result of reinvested
   dividends                                                          1,043,584
------------------------------------------------------------------ ------------
Net Increase in Net Assets From Share Transactions                  271,753,566
------------------------------------------------------------------ ------------
Total Increase in Net Assets                                        275,466,757
------------------------------------------------------------------ ------------

Net Assets
 Beginning of period                                                          -
 End of period                                                     $275,466,757
------------------------------------------------------------------ ------------

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------
                                            September 30, 2003

RMK High Income Fund, Inc.


Note 1: Summary of Significant Accounting Policies
RMK High Income Fund, Inc. is a closed-end management investment company. The fund's primary investment objective is to seek a high level of income by investing in below investment grade bonds (commonly referred to as "junk bonds"). The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests a majority of its total assets in below investment-grade bonds that the fund's investment adviser, Morgan Asset Management, Inc., believes offer attractive yield and capital appreciation potential. The fund commenced operations on June 27, 2003. Capitalization for the fund was provided by the Adviser as follows:

              Organization date                    April 16, 2003
              Initial capitalization date          June 11, 2003
              Amount of initial capitalization        $100,003
              Shares issued at capitalization          6,981
              Shares authorized                    1,000,000,000
              Public offering date                 June 24, 2003

Security Valuation
Investments in securities that trade on national securities exchanges are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. The fund normally obtains market values for their securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market. When the fund believes that a market quote does not reflect a security's true value, the fund may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes. All gain/loss on principal payments of mortgage-and asset-backed securities are accounted for as interest income.

Other Policies
The fund follows industry practice and records security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest is recognized on an accrual basis. Realized gains and losses on securities transactions are determined using the specific identification method.

Repurchase Agreements
The fund's policy for securities purchased under agreements to resell is to have market value equal to or greater than the fund's purchase price and to have such securities taken into possession by the fund's custodian. If the custodian becomes bankrupt, the fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the period. Actual results could differ from those estimates.

Note 2: Payment to Related Parties
Morgan Asset Management, Inc. is the investment adviser for the fund. Morgan Keegan & Company provides accounting and other administrative services to the fund. Investment advisory fees and accounting and administrative fees are based on a percentage of the fund's average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage. The fund is charged 0.65% for investment advisory services and 0.15% for accounting and administrative services.

For the period ended September 30, 2003, Morgan Keegan and Company, Inc earned no underwriting discounts, direct commissions or dealer incentives on the sales and purchases of securities.

Note 3: Investment Securities
During the period, the cost of purchases and proceeds from sales of investment, excluding short-term investments, were $309,207,644 and $47,356,256, respectively.

Note 4: Federal Income Taxes
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

--------------------------------------------------------------------------------

 Financial Highlights (Unaudited)


RMK High Income Fund, Inc.

                                                         For the Period
                                                             Ended
                                                         September 30,
                                                            2003(a)
      -------------------------------------------------------------------
      Net Asset Value, Beginning of Period                      $14.30
       Net investment income                                      0.31
       Net gains on securities, realized and unrealized           0.18
      ------------------------------------------------------------------
      Total From Investment Operations                            0.49
      ------------------------------------------------------------------
       Dividends from net investment income                      (0.30)
       Distributions from capital gains                             --
       Return of capital                                            --
      ------------------------------------------------------------------

      Total Distributions                                        (0.30)
      ------------------------------------------------------------------
      Net Asset Value, End of Period                            $14.49
      ------------------------------------------------------------------
      Total Return, Net Asset Value                              2.17%
      ------------------------------------------------------------------

      Market Value, End of Period                               $15.15
      Total Return, Market Value                                 1.83%
      Net Assets, End of Period                           $275,466,757
      Ratio of Expenses to Average Net Assets^                   0.94%
      Ratio of Net Income to Average Net Assets^                 7.38%
      Portfolio Turnover Rate                                      34%
      ------------------------------------------------------------------

(a) For the period from June 27, 2003 (commencement of operations) to September 30, 2003.

^    Ratio annualized for the periods less than one year.


 RMK High Income Fund, Inc.

Dividend Reinvestment Plan
      The fund offers a dividend reinvestment plan (the "Plan") pursuant to which shareholders, unless they elect otherwise, automatically have dividends and capital gains distributions reinvested in common shares of the fund by EquiServe Trust Company, N.A. and EquiServe, Inc. (together, the "Plan Agent"). Shareholders who elect not to participate in the Plan receive all distributions in cash paid by wire or check mailed directly to the record holder by the Plan Agent.

How the Plan Works
      After the fund declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of newly-issued shares of the fund or (ii) by open-market purchases as follows:

      . If, on the payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in newly-issued shares on behalf of the participants. The number of newly-issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. Because common shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

      . If, on the payment date, the NAV is greater than the market value per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases, which may be made on the NYSE, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan

           Agent shall determine. It is possible that the market price for the shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share the Plan Agent pays may exceed the market price thereof on the payment date. If the market price per share increases so that it equals or exceeds the NAV per share (minus estimated brokerage commissions), the Plan Agent will cease its purchases. Otherwise, the Plan Agent will use all distributions received in cash to purchase shares in the open market on or shortly after the payment date, but in no event more than thirty (30) days after the payment date, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of the federal securities laws. If the Plan Agent is unable to invest the full amount through open-market purchases during the purchase period, the Plan Agent will request that, with respect to the uninvested portion of such amount, the fund issue new shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the NAV per share (minus estimated brokerage commissions) equals or is less than the market price per share.

--------------------------------------------------------------------------------

 RMK High Income Fund, Inc.


Dividend Reinvestment Plan (Continued)

Costs of the Plan
      The Plan Agent's fees for the handling of the reinvestment of dividends and other distributions will be paid by the fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends and other distributions. If a participant elects to have the Plan Agent sell part or all of his or her shares and remit the proceeds, the participant will be subject to a $15.00 service fee and a $0.12 per share sold processing fee (which includes applicable brokerage commissions the Plan Agent is required to pay). The participant will not be charged any other fees for this service. However, the fund reserves the right to amend the Plan to include a service fee payable by the participant.

Tax Implications
      The automatic reinvestment of dividends or distributions does not relieve participants of any taxes which may be payable on such dividends or distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. For further information as to the tax consequences of participation in the Plan, participants should consult with their own tax advisors.

Right to Withdraw
      Participants may withdraw from the Plan by calling the Plan Agent at 1-800-426-5523, writing to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or completing and returning the transaction form attached to each Plan statement. The withdrawal will be effective immediately if the participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Otherwise, the withdrawal will be effective the first trading day after the payment date for the dividend or distribution with respect to any subsequent dividend or distribution.

--------------------------------------------------------------------------------

 RMK High Income Fund, Inc.


Privacy Notice
      The Regions family of companies* is committed to safeguarding the personal financial information you entrust to us. The information we collect is limited to what we believe is necessary or useful to conduct our business; to administer your records, accounts and funds; to comply with laws and regulations; to help us design or improve products and services; and to understand your financial needs so that we can provide you with quality products and superior service. We collect this information from you on applications or other forms and from the transactions you conduct with us, our affiliates or others. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by applicable law. For instance, we may share information with Regions companies providing financial and related services, such as our securities broker-dealers, our insurance companies and agencies, our banks and our mortgage companies as well as Regions companies providing non-financial services, such as our operations and servicing companies. In addition, to conduct company business and to offer products or services that may complement your relationship with us, we may also share information we collect about you with companies that perform services for us or on our behalf, such as vendors we hire to prepare account statements or to provide support for one or more of our products and services. These companies act on our behalf, and are contractually obligated to keep the information we provide to them confidential and to use the information only for the purposes authorized. To protect your nonpublic personal information internally, we permit access to it only by authorized employees and maintain physical, electronic and procedural safeguards to guard your information. If you have any questions about our privacy policy, please call us at 1-800-564-2113.

Proxy Voting Policies and Procedures
      The fund votes proxies related to the portfolio's securities according to a set of policies and procedures approved by the fund's board. A description of the policies and procedures may be obtained, without charge, by calling 1-800-564-2113 or by visiting the SEC's website at www.sec.gov.

* Includes RMK High Income Fund, Inc., Regions Morgan Keegan Select Funds, Morgan Keegan Select Fund, Inc., Morgan Asset Management, Inc., Morgan Keegan & Company, Inc., Regions Bank, Regions Morgan Keegan Trust, FSB as well as other Regions affiliates.

--------------------------------------------------------------------------------

 RMK High Income Fund, Inc.

Board of Directors
Allen B. Morgan Jr.* - Chairman and Director
J. Kenneth Alderman* - Director
William Jefferies Mann - Director
James D. Witherington, Jr. - Director
James Stillman R. McFadden - Director
Archie W. Willis III - Director
W. Randall Pittman - Director
Mary S. Stone - Director

Officers
Carter E. Anthony - President
Thomas R. Gamble - Vice-President
Joseph C. Weller - Treasurer
Charles D. Maxwell - Secretary and Assistant Treasurer
J. Thompson Weller - Assistant Secretary



Investment Adviser
Morgan Asset Management, Inc.
417 North 20th Street
Birmingham, AL 35203

Custodian
State Street Bank & Trust Company
108 Myrtle Street
Quincy, MA 02171

Transfer Agent
Equiserve
P.O. Box 43010
Providence, RI 02940-3011

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Independent Auditors
PricewaterhouseCoopers LLP
1000 Morgan-Keegan Tower
50 North Front Street
Memphis, TN 38103

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of fund shares. Statements and other information contained in this report are as dated and are subject to change.

* Directors who are "interested persons" of the fund as defined by the Investment Company Act of 1940, as amended.

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act) within 90 days of this filing, the President and Treasurer of the registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is accumulated and communicated to the registrant's management to allow timely decisions regarding required disclosure.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

     (a) Form N-CSR disclosure requirement not yet effective with respect to registrant.

     (b) The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) RMK High Income Fund, Inc.

By (Signature and Title) /s/ Carter E. Anthony
                         ---------------------------------
                         Carter E. Anthony, President

Date     November 25, 2003
    ------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)  /s/ Carter E. Anthony
                         ---------------------------------
                         Carter E. Anthony, President

Date     November 25, 2003
     ------------------------------------------------------


By (Signature and Title) /s/ Joseph C. Weller
                        -----------------------------------
                         Joseph C. Weller, Treasurer

Date     November 25, 2003
     ------------------------------------------------------